Related-party Transactions (Details 5) - TWD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Other receivables due from related parties		$ 12,945	$ 54,093
Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables due from related parties		8,161	47,746
Others [member]
Disclosure of transactions between related parties [line items]
Other receivables due from related parties	[1]	$ 4,784	$ 6,347

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.